NOTE 9 - RELATED PARTY TRANSACTION (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Due to President	$ 49,140	$ 41,705